EQUITY (Details Textual) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2018 PEN (S/) S/ / shares	Feb. 22, 2017 PEN (S/)	Feb. 24, 2016 PEN (S/)	Feb. 25, 2015 PEN (S/)	Dec. 31, 2017 PEN (S/) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 PEN (S/) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 PEN (S/) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares	Oct. 25, 2017 PEN (S/)	Oct. 25, 2017 USD ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Disclosure of equity [Line Items]
Number of shares issued | shares					94,382,317		94,382,317		94,382,317
Par value per share | $ / shares											$ 5			$ 5	$ 5
Purchase of treasury shares					S/ 71,000	$ 21.9	S/ 66,500	$ 20.0	S/ 72,900	$ 21.7
Description of significant restrictions on entity's statutory reserve					required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits.	required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits.
Statutory reserve					S/ 4,480,300		3,987,500		2,996,700
Increase (decrease) through transfer to statutory reserve, equity		S/ 2,355,000	S/ 2,316,400	S/ 1,820,500
Dividends paid, classified as financing activities					S/ 979,989	$ 298.1	S/ 653,326	$ 184.7	S/ 539,985	$ 174.4
Dividends paid, ordinary shares per share | $ / shares						$ 3.7		$ 2.3		$ 1.8
Dividends recognised as distributions to owners per share | S/ / shares	S/ 14.1726
Withholding tax rate					5.00%	5.00%	6.80%	6.80%	6.80%	6.80%
Capital commitments					S/ 21,723,000		S/ 21,714,700
Increase of capital requirement					S/ 3,710,300		S/ 3,915,700
Interim dividend payable												S/ 1,252,300	$ 386.5
Date of dividend paid					November 2017	November 2017
Group [Member]
Disclosure of equity [Line Items]
Purchase of number of treasury shares | shares					132,110	132,110	156,603	156,603	145,871	145,871
Subsequent Events [Member]
Disclosure of equity [Line Items]
Dividends paid, classified as financing activities	S/ 1,337,600